CONCENTRATION OF CREDIT AND MARKET RISK (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2023	Dec. 31, 2022
Concentration Risk [Line Items]
Cash FDIC insured amount					$ 949,677
Mother Earth's Storehouse, Inc. [Member]
Concentration Risk [Line Items]
Cash FDIC insured amount		$ 2,210,000
Mother Earth's Storehouse, Inc. [Member] | Purchases [Member] | Supplier Concentration Risk [Member] | Vendor One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		29.00%	31.00%
Mother Earth's Storehouse, Inc. [Member] | Purchases [Member] | Supplier Concentration Risk [Member] | Vendor Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		21.00%	21.00%
Mother Earth's Storehouse, Inc. [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		58.00%	50.00%
Greens Natural Foods, Inc. [Member]
Concentration Risk [Line Items]
Cash FDIC insured amount	$ 250,000	$ 219,600
Greens Natural Foods, Inc. [Member] | Purchases [Member] | Supplier Concentration Risk [Member] | Vendor One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	41.00%	42.00%
Greens Natural Foods, Inc. [Member] | Purchases [Member] | Supplier Concentration Risk [Member] | Vendor Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	54.00%	56.00%
Greens Natural Foods, Inc. [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		10.50%
Greens Natural Foods, Inc. [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		24.20%
Greens Natural Foods, Inc. [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor Alberts Organics [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	9.00%
Greens Natural Foods, Inc. [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	25.00%